UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund:  BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.4%
Lockheed Martin Corp. (a)	81,330	$19,496,428
Northrop Grumman Corp. (a)	113,300	24,240,535
Raytheon Co. (a)	212,400	28,914,012

		72,650,975
Air Freight & Logistics — 1.1%
United Parcel Service, Class B (a)	167,300	18,295,928
Banks — 15.3%
Bank of America Corp. (a)	3,325,910	52,050,492
Citigroup, Inc. (a)(b)	822,720	38,857,066
JPMorgan Chase & Co. (a)(b)	847,309	56,422,306
KeyCorp (a)	411,160	5,003,817
SunTrust Banks, Inc. (a)	689,640	30,206,232
U.S. Bancorp (a)	531,220	22,784,026
Wells Fargo & Co. (a)(b)	1,071,500	47,446,020

		252,769,959
Beverages — 2.1%
Coca-Cola Co. (a)	479,300	20,283,976
Diageo PLC — ADR (a)	132,200	15,340,488

		35,624,464
Capital Markets — 4.0%
CME Group, Inc. (a)	163,700	17,109,924
Goldman Sachs Group, Inc. (a)	69,300	11,176,011
Invesco Ltd. (a)	415,701	12,998,970
Morgan Stanley (a)	785,400	25,179,924

		66,464,829
Chemicals — 3.1%
Dow Chemical Co. (a)	401,200	20,794,196
EI du Pont de Nemours & Co. (a)	367,400	24,604,778
Praxair, Inc. (a)	43,900	5,304,437

		50,703,411
Communications Equipment — 0.9%
Motorola Solutions, Inc. (a)	190,800	14,554,224
Consumer Finance — 0.4%
American Express Co. (a)	100,600	6,442,424
Diversified Telecommunication Services — 1.9%
BCE, Inc. (a)	115,700	5,343,026
Verizon Communications, Inc. (a)	505,500	26,275,890

		31,618,916
Electric Utilities — 2.2%
Exelon Corp. (a)	350,500	11,668,145
NextEra Energy, Inc.	201,600	24,659,712

		36,327,857
Electrical Equipment — 0.3%
Rockwell Automation, Inc. (a)	37,900	4,636,686
Energy Equipment & Services — 0.5%
Schlumberger Ltd. (a)	98,300	7,730,312

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co. (a)	244,500	$7,809,330
Food & Staples Retailing — 1.4%
Kroger Co. (a)	775,300	23,010,904
Food Products — 0.7%
Mondelez International, Inc., Class A (a)	249,485	10,952,392
Health Care Equipment & Supplies — 0.8%
Becton Dickinson and Co. (a)	72,800	13,084,344
Health Care Providers & Services — 5.7%
Aetna, Inc. (a)	227,885	26,309,323
Anthem, Inc. (a)	203,400	25,488,054
Quest Diagnostics, Inc. (a)	245,100	20,742,813
UnitedHealth Group, Inc. (a)	154,800	21,672,000

		94,212,190
Household Products — 1.1%
Procter & Gamble Co. (a)	212,120	19,037,770
Industrial Conglomerates — 5.1%
3M Co. (a)	43,100	7,595,513
General Electric Co. (a)(b)	1,703,800	50,466,556
Honeywell International, Inc. (a)	224,600	26,186,114

		84,248,183
Insurance — 6.0%
Allstate Corp. (a)	118,900	8,225,502
American International Group, Inc. (a)	403,100	23,919,954
Marsh & McLennan Cos., Inc. (a)	126,200	8,486,950
MetLife, Inc. (a)	410,400	18,234,072
Prudential Financial, Inc. (a)	298,900	24,405,185
Travelers Cos., Inc. (a)	145,000	16,609,750

		99,881,413
Media — 2.4%
Comcast Corp., Class A (a)	481,900	31,969,246
Publicis Groupe SA	99,200	7,506,282

		39,475,528
Multiline Retail — 1.5%
Dollar General Corp. (a)	367,700	25,735,323
Multi-Utilities — 2.8%
CMS Energy Corp. (a)	261,300	10,977,213
Dominion Resources, Inc. (a)	246,600	18,314,982
DTE Energy Co. (a)	31,800	2,978,706
Public Service Enterprise Group, Inc. (a)	341,700	14,306,979

		46,577,880
Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp. (a)	82,400	5,220,864
Chevron Corp. (a)	249,300	25,657,956
Exxon Mobil Corp. (a)	643,000	56,121,040
Hess Corp. (a)	781,110	41,883,118
Marathon Oil Corp. (a)	359,400	5,682,114

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	USD	U.S. Dollar
EUR	Euro	GDR	Global Depositary Receipt

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (a)	156,000	$6,332,040
Occidental Petroleum Corp. (a)	125,700	9,166,044
Pioneer Natural Resources Co. (a)	25,140	4,667,241
Suncor Energy, Inc. (a)	932,140	25,894,849
TOTAL SA — ADR (a)	34,700	1,655,190

		182,280,456
Personal Products — 0.9%
Unilever NV (a)	318,400	14,678,240
Pharmaceuticals — 9.0%
AstraZeneca PLC	359,236	23,261,073
Johnson & Johnson (a)	259,000	30,595,670
Merck & Co., Inc. (a)	625,600	39,043,696
Pfizer, Inc. (a)	1,670,690	56,586,270

		149,486,709
Professional Services — 0.8%
Experian PLC	286,400	5,721,660
Nielsen Holdings PLC (a)	145,700	7,805,149

		13,526,809
Road & Rail — 0.9%
Union Pacific Corp. (a)	147,000	14,336,910
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp. (a)	504,370	19,039,968
QUALCOMM, Inc. (a)	341,800	23,413,300

		42,453,268
Software — 4.0%
Microsoft Corp. (a)	638,600	36,783,360
Oracle Corp. (a)	745,700	29,291,096

		66,074,456
Specialty Retail — 2.6%
Gap, Inc. (a)(c)	500,500	11,131,120
Home Depot, Inc. (a)	245,840	31,634,691

		42,765,811
Technology Hardware, Storage & Peripherals — 2.1%
Lenovo Group Ltd.	11,934,000	7,965,306
Samsung Electronics Co. Ltd. — GDR	36,600	26,443,500

		34,408,806

Common Stocks	Shares	Value
Tobacco — 1.6%
Altria Group, Inc. (a)	128,990	$8,156,038
Philip Morris International, Inc. (a)	104,200	10,130,324
Reynolds American, Inc. (a)	170,538	8,040,867

		26,327,229
Water Utilities — 0.3%
American Water Works Co., Inc. (a)	57,800	4,325,752
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd. — ADR (a)	387,800	8,764,280
Total Long-Term Investments (Cost — $1,310,392,560) — 100.5%		1,661,273,968

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (d)(e)	3,600,582	3,600,582
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.51% (d)(e)(f)	$144	143,595
Total Short-Term Securities (Cost — $3,744,177) — 0.2%		3,744,177
Total Investments Before Options Written (Cost — $1,314,136,737*) — 100.7%		1,665,018,145

Options Written
(Premiums Received — $13,480,693) — (0.7)%		(12,594,893)
Total Investments Net of Options Written — 100.0%		1,652,423,252
Other Assets Less Liabilities — 0.0%		679,968

Net Assets — 100.0%		$1,653,103,220

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,359,024,207

Gross unrealized appreciation	$313,663,802
Gross unrealized depreciation	(7,669,864)

Net unrealized appreciation	$305,993,938

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,770,944	(13,770,944)	—	—	$21,382
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,600,582	3,600,582	$3,600,582	601
BlackRock Liquidity Series, LLC Money Market Series	—	$143,595	$ 143,595	143,595	65	[1]
Total				$3,744,177	$22,048

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
American Water Works Co., Inc.	Call	10/03/16	USD	78.02	125	$(29)
Dominion Resources, Inc.	Call	10/03/16	USD	78.61	417	—
KeyCorp	Call	10/03/16	USD	12.50	1,706	(2,608)
Raytheon Co.	Call	10/03/16	USD	140.25	200	(35)
Intel Corp.	Call	10/06/16	USD	34.90	700	(199,582)
Kroger Co.	Call	10/06/16	USD	33.75	523	(1)
Nielsen Holdings PLC	Call	10/06/16	USD	54.01	365	(12,272)
Public Service Enterprise Group, Inc.	Call	10/06/16	USD	43.91	40	(318)
American Express Co.	Call	10/07/16	USD	65.50	130	(1,235)
American International Group, Inc.	Call	10/07/16	USD	60.00	370	(9,250)
Anthem, Inc.	Call	10/07/16	USD	125.00	187	(28,611)
Anthem, Inc.	Call	10/07/16	USD	130.00	91	(2,138)
Bank of America Corp.	Call	10/07/16	USD	16.00	2,124	(22,302)
Bank of America Corp.	Call	10/07/16	USD	16.50	1,578	(3,945)
Chevron Corp.	Call	10/07/16	USD	104.00	285	(13,110)
Citigroup, Inc.	Call	10/07/16	USD	47.50	1,047	(52,350)
CME Group, Inc.	Call	10/07/16	USD	110.00	175	(875)
Coca-Cola Co.	Call	10/07/16	USD	43.50	334	(1,002)
Comcast Corp., Class A	Call	10/07/16	USD	67.00	539	(10,241)
Dow Chemical Co.	Call	10/07/16	USD	54.50	203	(609)
EI du Pont de Nemours & Co.	Call	10/07/16	USD	71.00	228	(3,648)
Exxon Mobil Corp.	Call	10/07/16	USD	88.50	262	(7,336)
Gap, Inc.	Call	10/07/16	USD	25.00	755	(1,510)
General Electric Co.	Call	10/07/16	USD	31.50	1,621	(3,242)
Goldman Sachs Group, Inc.	Call	10/07/16	USD	167.50	43	(710)
Goldman Sachs Group, Inc.	Call	10/07/16	USD	170.00	102	(714)
Johnson & Johnson	Call	10/07/16	USD	121.00	308	(3,080)
JPMorgan Chase & Co.	Call	10/07/16	USD	66.50	905	(47,060)
Marathon Oil Corp.	Call	10/07/16	USD	17.00	175	(1,138)
Marathon Petroleum Corp.	Call	10/07/16	USD	44.00	274	(2,740)
Merck & Co., Inc.	Call	10/07/16	USD	62.50	990	(47,025)
Mondelez International, Inc., Class A	Call	10/07/16	USD	44.50	339	(7,628)
Morgan Stanley	Call	10/07/16	USD	32.50	1,749	(41,976)
Oracle Corp.	Call	10/07/16	USD	41.50	442	(4,420)
Pfizer, Inc.	Call	10/07/16	USD	35.50	722	(1,444)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Philip Morris International, Inc.	Call	10/07/16	USD	101.00	190	$(1,900)
Pioneer Natural Resources Co.	Call	10/07/16	USD	190.00	4	(520)
Procter & Gamble Co.	Call	10/07/16	USD	88.50	371	(52,868)
QUALCOMM, Inc.	Call	10/07/16	USD	63.00	248	(137,020)
QUALCOMM, Inc.	Call	10/07/16	USD	64.00	203	(91,350)
Suncor Energy, Inc.	Call	10/07/16	USD	29.00	116	(348)
Union Pacific Corp.	Call	10/07/16	USD	96.00	97	(18,188)
United Parcel Service, Class B	Call	10/07/16	USD	110.00	375	(15,562)
UnitedHealth Group, Inc.	Call	10/07/16	USD	135.00	111	(57,442)
Verizon Communications, Inc.	Call	10/07/16	USD	53.00	279	(837)
Wells Fargo & Co.	Call	10/07/16	USD	51.00	1,008	(13,104)
Weyerhaeuser Co.	Call	10/07/16	USD	32.50	409	(7,158)
Wells Fargo & Co.	Call	10/10/16	USD	49.50	510	(5)
Reynolds American, Inc.	Call	10/11/16	USD	51.51	1,155	(159)
Pfizer, Inc.	Call	10/13/16	USD	37.35	1,753	(14)
Aetna, Inc.	Call	10/14/16	USD	118.00	28	(1,386)
Anthem, Inc.	Call	10/14/16	USD	128.00	175	(13,562)
Chevron Corp.	Call	10/14/16	USD	104.00	207	(17,388)
Coca-Cola Co.	Call	10/14/16	USD	43.50	333	(1,665)
Comcast Corp., Class A	Call	10/14/16	USD	67.00	360	(13,860)
Dollar General Corp.	Call	10/14/16	USD	75.00	300	(12,000)
EI du Pont de Nemours & Co.	Call	10/14/16	USD	71.50	251	(5,271)
Exxon Mobil Corp.	Call	10/14/16	USD	90.00	130	(2,535)
Gap, Inc.	Call	10/14/16	USD	25.00	756	(5,292)
General Electric Co.	Call	10/14/16	USD	31.50	1,821	(5,463)
Hess Corp.	Call	10/14/16	USD	55.50	120	(9,300)
Hess Corp.	Call	10/14/16	USD	56.50	235	(12,925)
Home Depot, Inc.	Call	10/14/16	USD	135.00	451	(2,706)
Intel Corp.	Call	10/14/16	USD	36.50	286	(39,182)
JPMorgan Chase & Co.	Call	10/14/16	USD	68.00	82	(3,034)
Lockheed Martin Corp.	Call	10/14/16	USD	245.00	98	(10,535)
Marathon Oil Corp.	Call	10/14/16	USD	17.00	413	(8,054)
Marathon Petroleum Corp.	Call	10/14/16	USD	44.00	237	(5,925)
Marsh & McLennan Cos., Inc.	Call	10/14/16	USD	68.50	237	(7,384)
Merck & Co., Inc.	Call	10/14/16	USD	63.00	370	(37,555)
Microsoft Corp.	Call	10/14/16	USD	57.00	490	(48,755)
Microsoft Corp.	Call	10/14/16	USD	58.00	321	(13,322)
Mondelez International, Inc., Class A	Call	10/14/16	USD	44.00	254	(16,764)
Northrop Grumman Corp.	Call	10/14/16	USD	212.75	154	(50,171)
Oracle Corp.	Call	10/14/16	USD	41.50	442	(4,420)
Pfizer, Inc.	Call	10/14/16	USD	35.50	1,962	(21,582)
Philip Morris International, Inc.	Call	10/14/16	USD	102.00	80	(520)
Procter & Gamble Co.	Call	10/14/16	USD	88.00	317	(65,460)
QUALCOMM, Inc.	Call	10/14/16	USD	62.00	206	(135,960)
Raytheon Co.	Call	10/14/16	USD	141.50	218	(2,206)
Schlumberger Ltd.	Call	10/14/16	USD	81.00	100	(3,150)
Suncor Energy, Inc.	Call	10/14/16	USD	28.50	737	(15,109)
U.S. Bancorp	Call	10/14/16	USD	43.50	274	(7,535)
Union Pacific Corp.	Call	10/14/16	USD	96.50	239	(45,052)
United Parcel Service, Class B	Call	10/14/16	USD	110.00	241	(17,111)
UnitedHealth Group, Inc.	Call	10/14/16	USD	142.00	21	(1,354)
Verizon Communications, Inc.	Call	10/14/16	USD	53.00	484	(4,356)
Wells Fargo & Co.	Call	10/14/16	USD	50.00	634	(1,268)
Weyerhaeuser Co.	Call	10/14/16	USD	31.50	201	(17,085)
Dominion Resources, Inc.	Call	10/17/16	USD	78.61	417	(1,403)
BCE, Inc.	Call	10/18/16	USD	47.51	254	(7,251)
Aetna, Inc.	Call	10/21/16	USD	119.00	375	(18,938)
Aetna, Inc.	Call	10/21/16	USD	125.00	224	(2,576)
Altria Group, Inc.	Call	10/21/16	USD	67.50	215	(322)
American Express Co.	Call	10/21/16	USD	67.50	197	(6,008)
American International Group, Inc.	Call	10/21/16	USD	60.00	400	(24,600)
Anthem, Inc.	Call	10/21/16	USD	125.00	159	(41,340)
Bank of America Corp.	Call	10/21/16	USD	16.00	775	(22,863)
Bank of America Corp.	Call	10/21/16	USD	17.00	1,577	(9,462)
Becton Dickinson and Co.	Call	10/21/16	USD	180.00	233	(53,590)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Chevron Corp.	Call	10/21/16	USD	105.00	205	$(15,888)
Citigroup, Inc.	Call	10/21/16	USD	45.00	103	(28,428)
Citigroup, Inc.	Call	10/21/16	USD	47.50	214	(23,968)
CME Group, Inc.	Call	10/21/16	USD	110.00	262	(5,240)
Coca-Cola Co.	Call	10/21/16	USD	43.00	512	(11,264)
Comcast Corp., Class A	Call	10/21/16	USD	67.50	217	(8,246)
Diageo PLC — ADR	Call	10/21/16	USD	115.00	186	(43,710)
Diageo PLC — ADR	Call	10/21/16	USD	120.00	115	(5,175)
Dow Chemical Co.	Call	10/21/16	USD	54.00	154	(2,926)
Dow Chemical Co.	Call	10/21/16	USD	55.00	106	(1,007)
EI du Pont de Nemours & Co.	Call	10/21/16	USD	70.00	228	(5,244)
Exelon Corp.	Call	10/21/16	USD	34.00	480	(16,800)
Exelon Corp.	Call	10/21/16	USD	36.00	431	(2,155)
Exxon Mobil Corp.	Call	10/21/16	USD	84.50	423	(141,705)
Goldman Sachs Group, Inc.	Call	10/21/16	USD	165.00	22	(4,906)
Hess Corp.	Call	10/21/16	USD	62.50	186	(9,300)
Honeywell International, Inc.	Call	10/21/16	USD	120.00	480	(29,520)
Invesco Ltd.	Call	10/21/16	USD	31.00	720	(64,800)
Johnson & Johnson	Call	10/21/16	USD	120.75	1,051	(69,697)
JPMorgan Chase & Co.	Call	10/21/16	USD	67.50	777	(54,002)
Kroger Co.	Call	10/21/16	USD	32.50	1,020	(7,650)
Marathon Oil Corp.	Call	10/21/16	USD	17.00	125	(3,750)
Marathon Petroleum Corp.	Call	10/21/16	USD	42.50	343	(22,295)
Merck & Co., Inc.	Call	10/21/16	USD	64.50	511	(28,360)
Merck & Co., Inc.	Call	10/21/16	USD	65.00	374	(15,895)
Microsoft Corp.	Call	10/21/16	USD	60.00	1,034	(46,530)
Mondelez International, Inc., Class A	Call	10/21/16	USD	44.00	288	(24,624)
Mondelez International, Inc., Class A	Call	10/21/16	USD	46.00	227	(5,788)
Morgan Stanley	Call	10/21/16	USD	33.00	437	(19,665)
Motorola Solutions, Inc.	Call	10/21/16	USD	77.50	477	(35,060)
Philip Morris International, Inc.	Call	10/21/16	USD	103.00	327	(3,597)
Praxair, Inc.	Call	10/21/16	USD	120.00	287	(67,445)
Prudential Financial, Inc.	Call	10/21/16	USD	80.00	145	(40,745)
Prudential Financial, Inc.	Call	10/21/16	USD	82.50	925	(124,875)
Prudential Financial, Inc.	Call	10/21/16	USD	85.00	927	(43,569)
QUALCOMM, Inc.	Call	10/21/16	USD	65.00	204	(77,520)
Quest Diagnostics, Inc.	Call	10/21/16	USD	85.00	225	(33,750)
Rockwell Automation, Inc.	Call	10/21/16	USD	115.00	190	(147,250)
Schlumberger Ltd.	Call	10/21/16	USD	82.50	21	(766)
Suncor Energy, Inc.	Call	10/21/16	USD	27.00	625	(70,000)
Suncor Energy, Inc.	Call	10/21/16	USD	28.00	230	(11,500)
SunTrust Banks, Inc.	Call	10/21/16	USD	43.00	1,030	(156,045)
SunTrust Banks, Inc.	Call	10/21/16	USD	45.00	1,389	(70,145)
Travelers Cos., Inc.	Call	10/21/16	USD	115.00	591	(115,245)
U.S. Bancorp	Call	10/21/16	USD	44.00	706	(20,474)
U.S. Bancorp	Call	10/21/16	USD	45.00	231	(2,079)
United Parcel Service, Class B	Call	10/21/16	USD	111.00	241	(13,255)
UnitedHealth Group, Inc.	Call	10/21/16	USD	140.00	275	(69,300)
Verizon Communications, Inc.	Call	10/21/16	USD	52.50	555	(21,090)
Verizon Communications, Inc.	Call	10/21/16	USD	55.00	482	(2,169)
Wells Fargo & Co.	Call	10/21/16	USD	50.00	299	(598)
Weyerhaeuser Co.	Call	10/21/16	USD	32.00	410	(25,625)
Invesco Ltd.	Call	10/25/16	USD	30.75	735	(91,460)
American Water Works Co., Inc.	Call	10/27/16	USD	75.00	250	(35,713)
3M Co.	Call	10/28/16	USD	177.50	183	(52,704)
Aetna, Inc.	Call	10/28/16	USD	116.00	97	(21,437)
Aetna, Inc.	Call	10/28/16	USD	117.00	390	(67,860)
Allstate Corp.	Call	10/28/16	USD	67.95	201	(38,269)
Altria Group, Inc.	Call	10/28/16	USD	65.00	112	(3,920)
American Express Co.	Call	10/28/16	USD	66.50	201	(12,160)
American International Group, Inc.	Call	10/28/16	USD	58.50	640	(104,960)
Anadarko Petroleum Corp.	Call	10/28/16	USD	65.00	205	(35,568)
Anthem, Inc.	Call	10/28/16	USD	131.00	135	(8,572)
Bank of America Corp.	Call	10/28/16	USD	15.50	1,391	(82,069)
Bank of America Corp.	Call	10/28/16	USD	16.00	250	(8,500)

SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Chevron Corp.	Call	10/28/16	USD	101.00	88	$(29,700)
Citigroup, Inc.	Call	10/28/16	USD	48.00	522	(52,722)
CME Group, Inc.	Call	10/28/16	USD	108.00	88	(7,700)
Coca-Cola Co.	Call	10/28/16	USD	43.50	512	(13,312)
Coca-Cola Co.	Call	10/28/16	USD	44.00	308	(4,620)
Comcast Corp., Class A	Call	10/28/16	USD	67.00	720	(70,560)
Dollar General Corp.	Call	10/28/16	USD	72.50	934	(67,715)
Dow Chemical Co.	Call	10/28/16	USD	54.00	200	(9,600)
EI du Pont de Nemours & Co.	Call	10/28/16	USD	68.00	250	(28,000)
Gap, Inc.	Call	10/28/16	USD	25.00	761	(22,830)
Goldman Sachs Group, Inc.	Call	10/28/16	USD	170.00	40	(4,440)
Hess Corp.	Call	10/28/16	USD	51.00	121	(53,240)
Hess Corp.	Call	10/28/16	USD	54.00	129	(28,058)
Home Depot, Inc.	Call	10/28/16	USD	130.00	285	(42,322)
Intel Corp.	Call	10/28/16	USD	37.00	835	(120,240)
Johnson & Johnson	Call	10/28/16	USD	119.00	324	(46,170)
JPMorgan Chase & Co.	Call	10/28/16	USD	68.00	402	(25,527)
Lockheed Martin Corp.	Call	10/28/16	USD	247.50	154	(32,340)
Marathon Oil Corp.	Call	10/28/16	USD	16.00	167	(12,942)
Marathon Oil Corp.	Call	10/28/16	USD	16.50	164	(9,266)
Marathon Petroleum Corp.	Call	10/28/16	USD	44.00	237	(12,442)
Marsh & McLennan Cos., Inc.	Call	10/28/16	USD	68.00	157	(12,383)
Merck & Co., Inc.	Call	10/28/16	USD	63.50	371	(40,254)
MetLife, Inc.	Call	10/28/16	USD	44.50	1,000	(107,500)
Microsoft Corp.	Call	10/28/16	USD	58.00	767	(99,710)
Mondelez International, Inc., Class A	Call	10/28/16	USD	44.00	310	(35,650)
Morgan Stanley	Call	10/28/16	USD	33.00	438	(22,776)
Motorola Solutions, Inc.	Call	10/28/16	USD	76.05	477	(77,297)
Northrop Grumman Corp.	Call	10/28/16	USD	215.00	310	(116,250)
Occidental Petroleum Corp.	Call	10/28/16	USD	73.00	531	(102,218)
Oracle Corp.	Call	10/28/16	USD	41.00	390	(3,120)
Philip Morris International, Inc.	Call	10/28/16	USD	101.00	80	(3,840)
Pioneer Natural Resources Co.	Call	10/28/16	USD	182.50	79	(63,200)
Procter & Gamble Co.	Call	10/28/16	USD	89.50	372	(54,870)
Public Service Enterprise Group, Inc.	Call	10/28/16	USD	44.90	290	(3,208)
Schlumberger Ltd.	Call	10/28/16	USD	81.50	69	(5,382)
Suncor Energy, Inc.	Call	10/28/16	USD	28.50	459	(21,802)
U.S. Bancorp	Call	10/28/16	USD	44.00	559	(20,124)
Union Pacific Corp.	Call	10/28/16	USD	96.50	160	(49,280)
UnitedHealth Group, Inc.	Call	10/28/16	USD	144.00	21	(2,194)
Verizon Communications, Inc.	Call	10/28/16	USD	53.00	278	(8,618)
Weyerhaeuser Co.	Call	10/28/16	USD	31.00	202	(27,270)
Dominion Resources, Inc.	Call	10/31/16	USD	75.25	384	(34,811)
Public Service Enterprise Group, Inc.	Call	11/01/16	USD	42.21	856	(111,503)
Altria Group, Inc.	Call	11/04/16	USD	63.50	58	(6,177)
American Express Co.	Call	11/04/16	USD	66.50	126	(8,946)
Bank of America Corp.	Call	11/04/16	USD	16.00	1,176	(44,688)
Chevron Corp.	Call	11/04/16	USD	103.00	178	(42,097)
Citigroup, Inc.	Call	11/04/16	USD	48.50	100	(9,100)
CME Group, Inc.	Call	11/04/16	USD	106.00	293	(51,275)
Coca-Cola Co.	Call	11/04/16	USD	44.00	475	(9,025)
Comcast Corp., Class A	Call	11/04/16	USD	67.00	48	(5,352)
Dow Chemical Co.	Call	11/04/16	USD	54.00	303	(16,816)
EI du Pont de Nemours & Co.	Call	11/04/16	USD	69.00	328	(28,700)
Exxon Mobil Corp.	Call	11/04/16	USD	87.00	705	(145,935)
Gap, Inc.	Call	11/04/16	USD	23.50	230	(8,050)
General Electric Co.	Call	11/04/16	USD	30.00	2,220	(85,470)
Goldman Sachs Group, Inc.	Call	11/04/16	USD	165.00	35	(10,938)
Hess Corp.	Call	11/04/16	USD	51.00	1,378	(647,660)
Hess Corp.	Call	11/04/16	USD	51.50	102	(44,625)
Hess Corp.	Call	11/04/16	USD	54.50	128	(30,208)
Home Depot, Inc.	Call	11/04/16	USD	132.00	411	(39,867)
JPMorgan Chase & Co.	Call	11/04/16	USD	68.00	799	(62,722)
Lockheed Martin Corp.	Call	11/04/16	USD	247.50	154	(36,960)
Marathon Oil Corp.	Call	11/04/16	USD	15.00	295	(44,102)

6	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Marathon Oil Corp.	Call	11/04/16	USD	16.50	164	$(11,726)
Merck & Co., Inc.	Call	11/04/16	USD	64.00	512	(50,688)
Microsoft Corp.	Call	11/04/16	USD	58.50	260	(29,640)
Microsoft Corp.	Call	11/04/16	USD	59.00	260	(24,310)
Mondelez International, Inc., Class A	Call	11/04/16	USD	44.50	203	(21,112)
Morgan Stanley	Call	11/04/16	USD	32.00	124	(13,144)
Northrop Grumman Corp.	Call	11/04/16	USD	217.50	106	(32,065)
Occidental Petroleum Corp.	Call	11/04/16	USD	73.50	97	(18,090)
Oracle Corp.	Call	11/04/16	USD	40.00	625	(20,312)
Oracle Corp.	Call	11/04/16	USD	40.50	595	(11,008)
Pioneer Natural Resources Co.	Call	11/04/16	USD	192.50	40	(18,600)
Procter & Gamble Co.	Call	11/04/16	USD	90.50	320	(35,200)
QUALCOMM, Inc.	Call	11/04/16	USD	64.00	158	(86,110)
Schlumberger Ltd.	Call	11/04/16	USD	76.50	348	(122,670)
Suncor Energy, Inc.	Call	11/04/16	USD	28.50	744	(40,920)
U.S. Bancorp	Call	11/04/16	USD	43.00	610	(53,985)
United Parcel Service, Class B	Call	11/04/16	USD	109.00	230	(53,245)
UnitedHealth Group, Inc.	Call	11/04/16	USD	144.00	21	(2,751)
Wells Fargo & Co.	Call	11/04/16	USD	46.50	600	(20,700)
Exelon Corp.	Call	11/09/16	USD	33.85	250	(17,934)
Marsh & McLennan Cos., Inc.	Call	11/09/16	USD	68.01	237	(18,249)
Altria Group, Inc.	Call	11/11/16	USD	63.50	226	(27,685)
Bank of America Corp.	Call	11/11/16	USD	15.50	1,369	(93,092)
Citigroup, Inc.	Call	11/11/16	USD	47.00	593	(104,664)
Dollar General Corp.	Call	11/11/16	USD	72.50	294	(31,605)
Exxon Mobil Corp.	Call	11/11/16	USD	87.00	705	(150,870)
Hess Corp.	Call	11/11/16	USD	57.00	128	(21,056)
Oracle Corp.	Call	11/11/16	USD	40.00	625	(25,938)
QUALCOMM, Inc.	Call	11/11/16	USD	66.50	533	(202,540)
Raytheon Co.	Call	11/11/16	USD	140.75	441	(51,464)
Dominion Resources, Inc.	Call	11/14/16	USD	75.25	384	(45,453)
Kroger Co.	Call	11/17/16	USD	31.88	1,426	(38,739)
3M Co.	Call	11/18/16	USD	180.00	32	(8,480)
Aetna, Inc.	Call	11/18/16	USD	125.00	27	(1,634)
Altria Group, Inc.	Call	11/18/16	USD	65.00	226	(15,255)
Anadarko Petroleum Corp.	Call	11/18/16	USD	65.00	207	(54,752)
Bank of America Corp.	Call	11/18/16	USD	16.00	1,390	(64,635)
Becton Dickinson and Co.	Call	11/18/16	USD	180.00	240	(104,400)
Chevron Corp.	Call	11/18/16	USD	105.00	280	(47,040)
Citigroup, Inc.	Call	11/18/16	USD	47.50	300	(48,450)
CMS Energy Corp.	Call	11/18/16	USD	45.00	67	(1,675)
Coca-Cola Co.	Call	11/18/16	USD	44.00	308	(8,316)
Comcast Corp., Class A	Call	11/18/16	USD	67.50	525	(60,375)
Diageo PLC — ADR	Call	11/18/16	USD	115.00	370	(131,350)
Diageo PLC — ADR	Call	11/18/16	USD	120.00	186	(23,715)
Dollar General Corp.	Call	11/18/16	USD	75.00	310	(19,375)
Dow Chemical Co.	Call	11/18/16	USD	52.50	437	(54,406)
Exelon Corp.	Call	11/18/16	USD	36.00	296	(4,440)
Exxon Mobil Corp.	Call	11/18/16	USD	87.50	988	(193,648)
Hess Corp.	Call	11/18/16	USD	52.50	1,377	(537,030)
Home Depot, Inc.	Call	11/18/16	USD	130.00	450	(125,775)
Honeywell International, Inc.	Call	11/18/16	USD	120.00	975	(112,125)
Intel Corp.	Call	11/18/16	USD	38.00	700	(72,800)
KeyCorp	Call	11/18/16	USD	13.00	350	(5,075)
Marathon Oil Corp.	Call	11/18/16	USD	15.00	295	(48,675)
Microsoft Corp.	Call	11/18/16	USD	60.00	1,018	(73,296)
Oracle Corp.	Call	11/18/16	USD	40.00	595	(29,155)
Pfizer, Inc.	Call	11/18/16	USD	35.00	1,753	(51,714)
Pioneer Natural Resources Co.	Call	11/18/16	USD	195.00	40	(20,000)
QUALCOMM, Inc.	Call	11/18/16	USD	65.00	158	(77,420)
Quest Diagnostics, Inc.	Call	11/18/16	USD	85.00	1,000	(217,500)
Reynolds American, Inc.	Call	11/18/16	USD	50.00	175	(6,125)
Schlumberger Ltd.	Call	11/18/16	USD	80.00	100	(19,050)
SK Telecom Co. Ltd. — ADR	Call	11/18/16	USD	22.50	350	(57,750)
Suncor Energy, Inc.	Call	11/18/16	USD	28.00	1,750	(164,500)

SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SunTrust Banks, Inc.	Call	11/18/16	USD	44.00	515	$(73,130)
TOTAL SA — ADR	Call	11/18/16	USD	47.50	173	(31,140)
U.S. Bancorp	Call	11/18/16	USD	44.00	276	(16,008)
Unilever NV	Call	11/18/16	USD	45.00	412	(74,160)
Union Pacific Corp.	Call	11/18/16	USD	95.00	239	(110,538)
UnitedHealth Group, Inc.	Call	11/18/16	USD	140.00	325	(122,688)
Verizon Communications, Inc.	Call	11/18/16	USD	52.50	149	(10,356)
DTE Energy Co.	Call	11/21/16	USD	96.00	160	(25,600)
CMS Energy Corp.	Call	12/16/16	USD	45.00	67	(2,512)
Total						$(11,756,398)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
NextEra Energy, Inc.	Call	Citibank N.A.	10/03/16	USD	129.50	18,700	$—
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	10/03/16	USD	46.40	7,600	—
AstraZeneca PLC	Call	Deutsche Bank AG	10/04/16	GBP	51.20	28,600	(3,605)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	50.52	15,500	(5,048)
BCE, Inc.	Call	Barclays Bank PLC	10/04/16	USD	48.33	32,400	(94)
SK Telecom Co. Ltd. - ADR	Call	UBS AG	10/05/16	USD	23.20	35,000	(1,804)
SunTrust Banks, Inc.	Call	JPMorgan Chase Bank N.A.	10/07/16	USD	44.88	51,400	(11,085)
Unilever NV	Call	Goldman Sachs International	10/12/16	USD	46.46	65,000	(30,850)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/13/16	GBP	50.64	34,000	(23,267)
Experian PLC	Call	Credit Suisse International	10/13/16	GBP	15.55	71,000	(12,490)
Kroger Co.	Call	Citibank N.A.	10/13/16	USD	32.82	73,000	(1,072)
Publicis Groupe SA	Call	Morgan Stanley & Co. International PLC	10/13/16	EUR	68.66	14,000	(11,900)
Travelers Cos., Inc.	Call	UBS AG	10/14/16	USD	117.50	35,000	(23,783)
NextEra Energy, Inc.	Call	Deutsche Bank AG	10/17/16	USD	127.75	63,500	(17,122)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/17/16	USD	44.23	40,800	(3,407)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/19/16	GBP	49.16	70,200	(131,278)
Raytheon Co.	Call	Goldman Sachs International	10/19/16	USD	138.92	52,300	(36,704)
Unilever NV	Call	Deutsche Bank AG	10/19/16	USD	47.73	50,400	(12,217)
CMS Energy Corp.	Call	Citibank N.A.	10/20/16	USD	43.06	30,000	(35,047)
Experian PLC	Call	Morgan Stanley & Co. International PLC	10/25/16	GBP	15.67	71,000	(15,693)
Publicis Groupe SA	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	68.99	14,000	(16,078)
Samsung Electronics Co. Ltd. - GDR	Call	Credit Suisse International	10/25/16	USD	739.77	12,800	(236,014)
Kroger Co.	Call	Citibank N.A.	10/26/16	USD	32.82	73,000	(6,229)
AstraZeneca PLC	Call	UBS AG	10/27/16	GBP	52.14	31,500	(16,883)
CMS Energy Corp.	Call	Goldman Sachs International	10/28/16	USD	42.75	24,100	(38,396)
Unilever NV	Call	Deutsche Bank AG	10/28/16	USD	46.90	50,400	(24,901)
NextEra Energy, Inc.	Call	UBS AG	11/01/16	USD	128.03	18,600	(12,057)
Kroger Co.	Call	JPMorgan Chase Bank N.A.	11/03/16	USD	32.94	61,000	(8,080)
Nielsen Holdings PLC	Call	Morgan Stanley & Co. International PLC	11/10/16	USD	54.29	36,300	(37,968)
CMS Energy Corp.	Call	Barclays Bank PLC	11/11/16	USD	42.20	63,100	(64,039)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	11/15/16	USD	44.34	3,800	(1,384)
Total							$(838,495)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$72,650,975	—	—	$72,650,975
Air Freight & Logistics	18,295,928	—	—	18,295,928
Banks	252,769,959	—	—	252,769,959
Beverages	35,624,464	—	—	35,624,464
Capital Markets	66,464,829	—	—	66,464,829
Chemicals	50,703,411	—	—	50,703,411
Communications Equipment	14,554,224	—	—	14,554,224
Consumer Finance	6,442,424	—	—	6,442,424
Diversified Telecommunication Services	31,618,916	—	—	31,618,916
Electric Utilities	36,327,857	—	—	36,327,857
Electrical Equipment	4,636,686	—	—	4,636,686
Energy Equipment & Services	7,730,312	—	—	7,730,312
Equity Real Estate Investment Trusts (REITs)	7,809,330	—	—	7,809,330
Food & Staples Retailing	23,010,904	—	—	23,010,904
Food Products	10,952,392	—	—	10,952,392
Health Care Equipment & Supplies	13,084,344	—	—	13,084,344
Health Care Providers & Services	94,212,190	—	—	94,212,190
Household Products	19,037,770	—	—	19,037,770
Industrial Conglomerates	84,248,183	—	—	84,248,183
Insurance	99,881,413	—	—	99,881,413
Media	31,969,246	$7,506,282	—	39,475,528
Multiline Retail	25,735,323	—	—	25,735,323
Multi-Utilities	46,577,880	—	—	46,577,880
Oil, Gas & Consumable Fuels	182,280,456	—	—	182,280,456
Personal Products	14,678,240	—	—	14,678,240
Pharmaceuticals	126,225,636	23,261,073	—	149,486,709
Professional Services	7,805,149	5,721,660	—	13,526,809
Road & Rail	14,336,910	—	—	14,336,910
Semiconductors & Semiconductor Equipment	42,453,268	—	—	42,453,268
Software	66,074,456	—	—	66,074,456
Specialty Retail	42,765,811	—	—	42,765,811
Technology Hardware, Storage & Peripherals	26,443,500	7,965,306	—	34,408,806
Tobacco	26,327,229	—	—	26,327,229
Water Utilities	4,325,752	—	—	4,325,752
Wireless Telecommunication Services	8,764,280	—	—	8,764,280
Short-Term Securities	3,600,582	143,595	—	3,744,177

Total	$1,620,420,229	$44,597,916	—	$1,665,018,145

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(10,801,180)	$(1,793,713)	—	$(12,594,893)

[1] Derivative financial instruments are options written, which are shown at value.

SEPTEMBER 30, 2016	9

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,414	—	—	$1,414
Cash pledged as collateral for OTC derivatives	93,000	—	—	93,000
Liabilities:
Bank overdraft	—	$(248,961)	—	(248,961)
Collateral on securities loaned at value	—	(143,595)	—	(143,595)

Total	$94,414	$(392,556)	—	$(298,142)

During the period ended September 30, 2016, there were no transfers between levels.

10	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust
Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust
Date: November 22, 2016
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Equity Dividend Trust
Date: November 22, 2016